Document and Entity Information	Aug. 07, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	NOVELIS INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-32312
Entity Tax Identification Number	98-0442987
Entity Address, Address Line One	3550 Peachtree Road NE
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	760-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001304280